COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments [Line Items]
Total bank guarantees provided to customers and others	$ 479
OCS [Member]
Commitments [Line Items]
Total obligation for royalties	1,500
Amount of royalties charged to operations	18	12	6
Grants receivable from the OCS	5,545
Grants received from OCS	0	15	142
OCS [Member] | Maximum [Member]
Commitments [Line Items]
Royalties payable, percent of sales	5.00%
OCS [Member] | Minimum [Member]
Commitments [Line Items]
Royalties payable, percent of sales	3.00%
BIRD [Member]
Commitments [Line Items]
Royalties payable, percent of sales	5.00%
Total obligation for royalties	$ 2,066